Trade Accounts Receivable	12 Months Ended
Jan. 31, 2025
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	January 31,	January 31,
	2025	2024
Trade accounts receivable	54,702	52,268
Less: Provision for credit losses	(749)	(699)
	53,953	51,569

Included in accounts receivable are unbilled receivables in the amount of $4.6 million as at January 31, 2025 ($2.4 million as at January 31, 2024). No single customer accounted for more than 10% of the accounts receivable balance as of January 31, 2025 and 2024.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2023	1,545
Current period provision for expected losses	924
Write-offs charged against the provision	(1,770)
Effect of movements in foreign exchange	—
Balance at January 31, 2024	699
Current period provision for expected losses	1,676
Write-offs charged against the provision	(1,611)
Effect of movements in foreign exchange	(15)
Balance at January 31, 2025	749